Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,973,614)	$ (7,502,040)
Net loss from discontinued operations		(5,279,543)
Net loss from continuing operations	(4,973,614)	(2,222,497)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation	675,506	0
Amortization	211,600
Stock compensation expense	2,261,308	1,829,067
Gain on debt settlement	(25,092)
Changes in operating assets and liabilities
Accounts receivable	(1,920,000)
Other receivables	(95,000)
Prepayments and advances	(923,000)
Prepaid expenses		25,000
Other payables and accrued liabilities	113,569	65,455
Other payables - related parties		300,000
Net cash used in operating activities from continuing operations	(4,674,723)	(2,975)
Net cash provided by operating activities from discontinued operations		82,410
Net cash (used in) provided by operating activities	(4,674,723)	79,435
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(2,000,000)
Purchase of intangible assets	(4,863,770)
Net cash used in investing activities	(6,863,770)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of ordinary shares, net of offering costs	10,341,025
Proceeds from warrants conversion	590,091
Net cash provided by financing activities	10,931,116
EFFECTS OF EXCHANGE RATE CHANGE IN CASH AND CASH EQUIVALENTS		545
NET CHANGE IN CASH AND CASH EQUIVALENTS	(607,377)	79,980
CASH AND CASH EQUIVALENTS, beginning of period	988,696	347,486
CASH AND CASH EQUIVALENTS, end of period	381,319	427,466
LESS: CASH AND CASH EQUIVALENTS FROM DISCONTINUED OPERATIONS		(123,426)
CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS	381,319	304,040
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense
Cash paid for income tax
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Ordinary shares issued to repay other payables - related parties and service providers		1,789,570
Ordinary shares issued for acquisition of equipment	3,818,000
OTHER NON-CASH TRANSACTIONS:
Operating lease right-of-use assets recognized for related operating lease liabilities		1,373,031
Accounts receivable offset with accounts payable upon execution of debt obligation transfer agreements		8,079,513
Other receivables offset with payments for equipment purchase	1,000,000
Prepayment offset with other payables for debt settlement	$ 150,000